INVESTMENTS - Assets and Liabilities (Details) - USD ($) $ in Millions	Jun. 30, 2023	Dec. 31, 2022
Schedule of Equity Method Investments [Line Items]
Investments	$ 2,305	$ 2,378
Due from affiliates	810	782
Total assets	3,168	3,161
Affiliated Entity
Schedule of Equity Method Investments [Line Items]
Due from affiliates	810	782
Brookfield Asset Management ULC
Schedule of Equity Method Investments [Line Items]
Investments	7,364	6,877
Total assets	$ 14,060	14,087
Variable Interest Entity, Not Primary Beneficiary | Brookfield Asset Management ULC
Schedule of Equity Method Investments [Line Items]
Investments		2,378
Total assets		2,382
Accounts payable		781
Maximum exposure to loss		3,166
Variable Interest Entity, Not Primary Beneficiary | Brookfield Asset Management ULC | Affiliated Entity
Schedule of Equity Method Investments [Line Items]
Due from affiliates		4
Due to affiliates		$ 3